UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:
_______________________________________________________________________
     Robert F.X. Burlinson         Palo Alto, CA       February 9, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           ___________

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:      199,241 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE    CUSIP     VALUE      SHARES     INV. DISC.   OTHER     VOTING
                           OF                X1000                              MGR       AUTH
                          CLASS
                                                                                          SOLE
Berkshire Hathaway        Commo  846701086   2,530       23           Sole                 23
                          n
Buffalo Gold              Commo  11953Q1063  310         160,000      Sole                 160,000
                          n
Canadian Superior Energy  Commo  136644101   4,498                    Sole                 2,260,500
                          n                             2,260,50
                                                        0
Candela Corporation       Commo  1369071022  6,527       505,800      Sole                 505,800
                          n
Career Ed Corp            Commo  1416651099  8,712       351,555      Sole                 351,555
                          n
Chesapeake Energy Corp    Commo  165167107   310         10,675       Sole                 10,675
                          n
Citrix Systems            Commo  1777376100  10,649      393,671      Sole                 393,671
                          n      2
Constellation     Copper  Commo  1036T2092   6,486                    Sole                 5,251,485
Corporation               n                             5,251,48
                                                        5
CrossTex Energy           Commo  US22765U10  2,514       63,092       Sole                 63,092
                          n      25
Eastern Platinum          Commo  CA27685510  5,785                    Sole                 5,312,100
                          n      38                     5,312,10
                                                        0
Energy Transfer Partners  Commo  9273R1095   4,317       79,791       Sole                 79,791
                          n
Enterprise Products       Commo  937921078   3,769       130,067      Sole                 130,067
                          n
Fairfax        Financial  Commo  039011026   14,488      72,985       Sole                 72,985
Holdings                  n
Flotek Industries Inc     Commo  343389102   3,039       108,336      Sole                 108,336
                          n
High  River  Gold  Mines  Commo  2979J1075   5,590                    Sole                 3,031,700
LTD                       n                             3,031,70
                                                        0
ishares  Goldman   Sachs  Commo  464287374   1,472       14,486       Sole                 14,486
Nat Resource Index        n
Ishares    Trust    FTSE  Commo  464287184   15,520      139,252      Sole                 139,252
Xinhau   HK   China   25  n
Index FD
Lundin            Mining  Commo  CA55037210  2,431       65,808       Sole                 65,808
Corporation               n      63
Magellan       Midstream  Commo  US55907R10  1,918       86,015       Sole                 86,015
Holdings                  n      86
Mobile Telesystems  OJSC  Commo  607409109   9,528       189,841      Sole                 189,841
Spon ADR                  n
Occidental     Petroleum  Commo  674599105   7,323       149,966      Sole                 149,966
Corporation               n
Paladin Resources NL      Commo  00000PDN8   12,467                   Sole                 1,820,000
                          n                             1,820,00
                                                        0
Pinnacle        Airlines  Commo  723443107   2,090       124,055      Sole                 124,055
Corporation               n
Plains    All   American  Commo  265031051   7,022       137,155      Sole                 137,155
Pipeline                  n
Plains   Exploration   &  Commo  726505100   11,477      241,474      Sole                 241,474
Production Company        n
Proquest Company          Commo  4346P1021   9,140       874,617      Sole                 874,617
                          n
Regency Energy Partners   Commo  US75885Y10  1,823       67,140       Sole                 67,140
                          n      73
Savient  Pharmaceuticals  Commo  80517Q100   964         86,019       Sole                 86,019
Inc                       n
Sega Sammy Holdings       Commo  JP34190500  32,738                   Sole                 1,215,000
                          n      04                     1,215,00
                                                        0
Symantec Corporation      Commo  715031089   2,473       118,595      Sole                 118,595
                          n
Templeton Dragon Fund     Commo  88018T101   1,331       50,700       Sole                 50,700
                          n



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